Organization - Additional Information (Detail 2)	Nov. 01, 2023 $ / shares shares
Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	$ 10
Class A Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	10
Class P Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	10
Class T Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	10
Class W Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	$ 10
Class Y Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Reclassification of shares | shares	200,000,000
Class Y Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	$ 10
Class Y Common Stock [Member] | Sponsor Funding Agreement
Organization And Nature Of Operations [Line Items]
Percentage of upfront sales commission	3.00%
Percentage of upfront dealer manager fee	3.00%
Class Z Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Reclassification of shares | shares	70,000,000
Class Z Common Stock [Member] | Series C Unit
Organization And Nature Of Operations [Line Items]
Conversion of units	$ 10
Class Y Shares and Class Z Shares | Sponsor Funding Agreement
Organization And Nature Of Operations [Line Items]
Percentage of organization and offering expenses	1.00%